[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05348
THE THAI FUND, INC.
(Exact name of registrant as specified in charter)
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Thai Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
THAI INVESTMENT PLAN (94.8%)
THAI COMMON STOCKS (94.7%)
(Unless Otherwise Noted)
Airlines (2.4%)
Thai Airways International PCL	3,863,300	$4,734
Beverages (0.6%)
Serm Suk PCL	2,252,600	1,196
Building Products (0.6%)
Dynasty Ceramic PCL	2,335,500	1,138
Capital Markets (0.9%)
Kim Eng Securities Thailand PCL	2,508,900	1,771
Chemicals (5.5%)
Aromatics Thailand PCL	4,879,400	10,748
Commercial Banks (19.2%)
Bangkok Bank PCL	3,453,050	11,686
Bank of Ayudhya PCL	6,213,200	4,985
Kasikornbank PCL	(b)3,376,700	7,980
Krung Thai Bank PCL	4,235,700	1,359
Siam Commercial Bank PCL	5,167,100	11,910
		37,920
Construction Materials (3.2%)
Siam Cement PCL	863,100	6,396
Consumer Finance (0.3%)
Krungthai Card PCL	742,200	612
Diversified Telecommunication Services (1.1%)
Shin Satellite PCL	(a)7,737,800	2,258
True Corp. PCL	(b)(d)721,421	@—
		2,258
Food & Staples Retailing (3.5%)
CP Seven Eleven PCL	11,126,200	3,668
Siam Makro PCL	1,087,600	3,173
		6,841
Hotels, Restaurants & Leisure (5.1%)
Minor International PCL	22,225,700	9,986
Household Durables (8.6%)
Asian Property Development PCL	42,358,400	8,280
Golden Land Property PCL	(a)9,352,900	2,210
Lalin Property PCL	6,141,800	652
Land & Houses PCL	(b)25,872,700	5,511
Quality House PCL	6,852,000	354
		17,007
Insurance (0.9%)
Bangkok Insurance PCL	228,065	1,823
Marine (5.7%)
Precious Shipping PCL	3,015,400	3,299
Thoresen Thai Agencies PCL	4,640,000	7,852
		11,151
Media (2.8%)

BEC World PLC	8,175,100	5,534
Multiline Retail (1.9%)
Big C Supercenter PCL	2,605,700	3,744
Oil, Gas & Consumable Fuels (27.5%)
Banpu PCL	(b)727,300	7,384
PTT Exploration & Production PCL	4,238,400	16,818
PTT PCL	3,058,400	29,982
		54,184
Real Estate (1.4%)
Amata Corp. PCL	2,353,800	1,058
MBK PCL	937,800	1,792
		2,850
Textiles, Apparel & Luxury Goods (0.0%)
Thai Rung Textile Co., Ltd.	(a)(b)(c)(d)958	@—
Wireless Telecommunication Services (3.5%)
Advanced Info Service PCL	2,657,400	6,900
TOTAL COMMON STOCKS (Cost $120,074)		186,793
	No. of
	Warrants
WARRANTS (0.1%)
Household Durables (0.0%)
Quality House PCL, expiring 9/11/08	(a)1,370,400	32
Construction & Engineering (0.1%)
Sino Thai Engineering & Construction PCL,
expiring 4/18/08	(a)1,973,983	86
TOTAL WARRANTS (Cost ($@—)		118
TOTAL THAI INVESTMENT PLAN (94.8%)
(Cost $120,074)		186,911
	Shares
SHORT-TERM INVESTMENT (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $679)	(e)678,577	679
TOTAL INVESTMENTS + (95.1%) (Cost $120,753)		187,590
OTHER ASSETS IN EXCESS OF LIABILITIES (4.9%)		9,730
NET ASSETS (100%)		$197,320

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2007, the Fund held fair-valued securities valued at $20,875,000, representing 10.6% of net assets.
(c)

Restricted security not registered under the Securities Act of 1933. Acquired 4/89 at a cost of $49,000. At September 30, 2007, this security had a market value of less than $500, representing less than 0.05% of net assets.

(d)	Security has been deemed illiquid at September 30, 2007.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $1,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as interest from affiliates and totaled $28,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $1,626,000 and $947,000, respectively.

@	Value is less than $500.

+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $120,753,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $66,837,000 of which $71,704,000 related to appreciated securities and $4,867,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thai Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 20, 2007